ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable
Details of accounts receivable are as follows:

	2024	2023
Current trade receivables	$232.3	$280.6
Past due trade receivables
1-30 days	132.1	68.4
31-60 days	33.7	28.3
61-90 days	16.0	16.8
Greater than 90 days	59.7	85.2
Total trade receivables	$473.8	$479.3
Investment in finance leases (Note 15)	11.9	13.5
Receivables from related parties (Note 31)	58.2	57.5
Other receivables	101.7	90.9
Credit loss allowances	(20.9)	(25.5)
Total accounts receivable	$624.7	$615.7

Schedule of changes in allowance for doubtful accounts
Changes in credit loss allowances are as follows:

	2024	2023
Credit loss allowances, beginning of year	$(25.5)	$(27.9)
Additions	(8.3)	(3.2)
Amounts charged off	9.4	4.7
Unused amounts reversed	2.2	1.9
Disposal of discontinued operations (Note 2)	0.9	—
Foreign currency exchange differences	0.4	(1.0)
Credit loss allowances, end of year	$(20.9)	$(25.5)